Statement of Financial Position (Parentheticals) (ZAR)	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 E Ordinary Shares [Member]	Dec. 31, 2010 E Ordinary Shares [Member]
Balance Sheet
Common Stock Par Or Stated Value Per Share	0.25	0.25	0.25	0.25
Common Stock Shares Authorized	600,000,000	600,000,000	4,280,000	4,280,000
Common Stock Shares Issued	381,915,437	380,769,139	1,050,000	1,120,000